Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases
Schedule of Remaining Lease Payments	Remaining lease payments for both facilities are as follows (in $000s):
2025	$8
2026	11
2027	3
Thereafter	—
Total future minimum lease obligation	$22

The following is a summary of the Company’s future contractual obligations and commitments relating to its facilities lease as at December 31, 2024 (in thousands):

Operating Lease
Obligation
2025	$5
2026	—
Thereafter	—
Total future minimum lease obligation	$5
Less imputed interest	—
Total	$5